GENERAL INFORMATION (Detail Textuals) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss	$ (6,878)	$ (4,442)	$ (4,807)	$ (5,834)	$ (11,320)	$ (10,641)
Accumulated deficit	(138,613)				(138,613)		$ (127,293)
Provision for termination for employment period	611				611
Amount of retention provision	$ 217				$ 217